Other Income (Expense), Net	12 Months Ended
Dec. 31, 2024
Other Income (Expense), Net [Abstract]
OTHER INCOME (EXPENSE), NET
19.	OTHER INCOME (EXPENSE), NET

Other income consists of the followings:

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Government subsidies	1,941,567	317,575	491,956	63,334
Sale of scrap materials	—	—	206,215	26,548
Others	146,753	312,971	178,482	22,977
	2,088,320	630,546	876,653	112,859

Other gains (losses), net consist of the followings:

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Exchange gains (losses), net	2,810,699	(1,317,168)	1,121,688	144,404
Loss on disposal of plant and equipment	(486,029)	(67,423)	(189,087)	(24,343)
Donation	(321,970)	(142,791)	(18,425)	(2,372)
Others	14,267	(89,670)	(96,300)	(12,397)
	2,016,967	(1,617,052)	817,876	105,292